Derivative Instruments and Accounting Hedges (Details) - Schedule of Details of the Hedged elements and hedge instruments under fair value hedges - Fair value hedge - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Commercial loans
Hedged element
Notional Amounts	$ 5,031	$ 8,166
Corporate bonds
Hedged element
Notional Amounts	29,508	86,317
Cross currency swap
Hedged element
Notional Amounts	5,031	8,166
Interest rate swap
Hedged element
Notional Amounts	$ 29,508	$ 86,317